Long-Term Debt Issuances and Retirements (Details 3) (USD $) In Millions, unless otherwise specified									1 Months Ended
	Dec. 31, 2013 The Williams Companies, Inc. 3.7% Senior Unsecured Notes due 2023 [Member]	Dec. 31, 2012 The Williams Companies, Inc. 3.7% Senior Unsecured Notes due 2023 [Member]	Dec. 31, 2013 Williams Partners L.P. 3.35% Senior Unsecured Notes due 2022 [Member]	Aug. 31, 2012 Williams Partners L.P. 3.35% Senior Unsecured Notes due 2022 [Member]	Dec. 31, 2013 Williams Partners L.P. 4.5% Senior Unsecured Notes due 2023 [Member]	Nov. 30, 2013 Williams Partners L.P. 4.5% Senior Unsecured Notes due 2023 [Member]	Dec. 31, 2013 Williams Partners L.P. 5.8% Senior Unsecured Notes due 2043 [Member]	Nov. 30, 2013 Williams Partners L.P. 5.8% Senior Unsecured Notes due 2043 [Member]	Jul. 31, 2012 Transcontinental Gas Pipe Line Company, LLC [Member] 8.875% Senior Unsecured Notes due 2012 [Member]	Dec. 31, 2013 Transcontinental Gas Pipe Line Company, LLC [Member] 4.45% Senior Unsecured Notes due 2042 [Member]	Jul. 31, 2012 Transcontinental Gas Pipe Line Company, LLC [Member] 4.45% Senior Unsecured Notes due 2042 [Member]
Debt Instrument [Line Items]
Repayments of long-term debt									$ 325
Long-term debt face amount		$ 850		$ 750		$ 600		$ 400			$ 400
Long-term debt interest rate	3.70%	3.70%	3.35%	3.35%	4.50%	4.50%	5.80%	5.80%	8.875%	4.45%	4.45%